Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Schedule of (Loss)/income before Income Taxes	The Company’s (loss)/income before income taxes consisted of:
	Years ended December 31,
(In thousands)	2021	2022	2023
Non-PRC	(28,212)	(15,397)	(2,149)
PRC	(17,872)	(4,367)	4,673
Total	(46,084)	(19,764)	2,524

Schedule of Reconciliations of the Income Tax Expenses	The reconciliations of the income tax expenses for the years ended December 31, 2021, 2022 and 2023 were as follows:
	Years ended December 31,
(In thousands)	2021	2022	2023
(Loss)/income before income tax	(46,084)	(19,764)	2,524
Income tax computed at statutory PRC income tax rate (25%)(i)	(11,521)	(4,941)	631
Differential income tax rates applicable to certain entities comprising the Company	4,061	1,791	74
Effect of tax holiday	1,786	469	(448)
Permanent differences(ii)	1,826	2,100	(174)
Change in valuation allowance	5,405	1,569	133
Accelerated deductions on research and development expenses(iii)	(1,313)	(827)	(146)
Income tax expenses	244	161	70
(i)	The PRC statutory income tax rate was used because the majority of the Company’s operations are based in the PRC.
(ii)	Permanent differences primarily represent non-deductible expenses.
(iii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.

Schedule of Per Share Effect of the Tax Holidays	The per share effect of the tax holidays are as follows:
	Years ended December 31,
(In thousands)	2021	2022	2023
Effect of tax holiday	1,786	469	(448)
Per share effect – basic and diluted	(0.01)	(0.00)	(0.00)

Schedule of Components of the Deferred Tax Assets	The components of the deferred tax assets are as follows:
	Years ended December 31,
(In thousands)	2021	2022	2023
Deferred tax assets
Net operating loss carryforwards	14,808	19,814	19,187
Accrued expenses and others	427	(3,010)	(2,250)
Less: valuation allowance	(15,235)	(16,804)	(16,937)
Net deferred tax assets	—	—	—

Schedule of Movement of Valuation Allowance	Movement of valuation allowance
	Years ended December 31,
(In thousands)	2021	2022	2023
Balance at beginning of the year	9,830	15,235	16,804
Change of valuation allowance	5,405	1,569	133
Balance at end of the year	15,235	16,804	16,937